Natural Gas Producing Activities (Unaudited) - Summary of Changes in the Standardized Measure of Discounted Net Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Roll Forward]
Net sales and transfers of natural gas and oil produced	$ (4,636,576)	$ (784,163)	$ (1,884,877)
Net changes in prices, production and development costs	17,290,913	(6,761,447)	(3,502,434)
Extensions, discoveries and improved recovery, net of related costs	46,078	714,808	870,504
Development costs incurred	764,002	797,796	1,002,389
Net purchase of minerals in place	3,491,441	350,075	0
Net sale of minerals in place	0	(226,497)	0
Revisions of previous quantity estimates	184,552	(324,415)	(2,080,040)
Accretion of discount	336,646	849,267	900,004
Net change in income taxes	(3,614,029)	152,978	1,444,368
Timing and other	51,639	105,383	130,861
Net increase (decrease)	13,914,666	(5,126,215)	(3,119,225)
Balance at January 1	3,366,458	8,492,673	11,611,898
Balance at December 31	$ 17,281,124	$ 3,366,458	$ 8,492,673